Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Other Receivables [Abstract]
Schedule of Other receivables
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Advances to staff	511	972	151
Prepayments to service providers	3,043	6,190	959
Rental deposits	2,242	6,729	1,042
Other	580	778	119
Other receivables	6,376	14,669	2,271